Concentration of Credit Risks (Tables) (Integrated Medicine and Chiropractic Regeneration Center PSC)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Schedule of Concentration Risk

The Company had the following revenue and accounts receivable concentrations:

	December 31				September 30
	2017		2016		2018 (Unaudited)		2017 (Unaudited)
	% of Revenue	% of Accounts Receivable	% of Revenue	% of Accounts Receivable	% of Revenue	% of Accounts Receivable	% of Revenue	% of Accounts Receivable

Patient payment	56%	56%	0%	0%	52%	52%	55%	55%
Medicare payment	12%	12%	0%	0%	23%	23%	21%	21%
Insurance payment	32%	32%	0%	0%	25%	25%	24%	24%

Integrated Medicine and Chiropractic Regeneration Center PSC [Member]
Schedule of Concentration Risk

The Company had the following revenue and accounts receivable concentrations at and for the three months ended March 31, 2018 (unaudited) and December 31, 2017:

	2018		2017
	(unaudited)
	% of Revenue	% of Accounts Receivable	% of Revenue	% of Accounts Receivable

Patient payment	46%	46%	53%	53%
Medicare payment	22%	22%	24%	24%
Insurance payment	32%	32%	24%	24%

The Company had the following revenue and accounts receivable concentrations at December 31:

	2017		2016
	% of Revenue	% of Accounts Receivable	% of Revenue	% of Accounts Receivable

Patient payment	47%	47%	27%	27%
Medicare payment	25%	25%	27%	27%
Insurance payment	28%	28%	46%	46%